Income taxes (Details) - Schedule of tax expense and the effective tax rate - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Tax Expense And The Effective Tax Rate Abstract
Loss before income taxes	$ (28,058)	$ (22,591)	$ (83,088)	$ (56,293)
Income tax expense	$ 864	$ 1,190	$ 1,605	$ 1,400
Effective tax rate	(3.08%)	(5.27%)	(1.93%)	(2.49%)